Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2019
Summary of significant accounting policies
Principles of consolidation

(a)          Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its consolidated subsidiaries. For consolidated subsidiaries where the Company’s ownership is less than 100%, the portion of equity (net assets) in a subsidiary not attributable, directly or indirectly, to the Company, are presented as non-controlling interests. All significant intercompany balances and transactions have been eliminated on consolidation.

Use of estimates

(b)          Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the estimate of stand-alone selling price for each performance obligation in contracts with customers that contain more than one performance obligation, the estimated number of successful match units over the estimated weighted average remaining useful life of donated cord blood units, the useful lives of property, plant and equipment and intangible assets, the recoverability of property, plant and equipment and intangible assets, the collectibility of accounts receivables, the realizability of inventories and deferred tax assets and the fair values of share-based compensation.

Foreign currency transactions and translation

(c)         Foreign currency transactions and translation

The reporting currency of the Company is Renminbi (“RMB”).

The functional currency of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou is the RMB and the functional currency of the Company is United States dollars (“US$”). The functional currencies of subsidiaries of the Company outside the PRC are either US$ or Hong Kong dollars.

Transactions of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet date. The resulting exchange differences are recorded in foreign currency exchange (losses)/gains in the consolidated statements of comprehensive income.

Transactions of the Company and subsidiaries outside the PRC denominated in currencies other than their functional currencies are translated into their functional currencies at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities of the Company and subsidiaries outside the PRC denominated in foreign currencies are translated into their functional currencies using the applicable exchange rates at the balance sheet date. The resulting exchange differences are recorded in foreign currency exchange (losses)/gains in the consolidated statements of comprehensive income.

Assets and liabilities of the Company and subsidiaries outside the PRC are translated into RMB using the exchange rate at the balance sheet date. Revenues and expenses of the Company and subsidiaries outside the PRC are translated at the average exchange rates prevailing during the year. The adjustments resulting from translation of financial statements of the Company and subsidiaries outside the PRC are recorded as a separate component of accumulated other comprehensive income within shareholders’ equity.

RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

For the convenience of the readers, certain amounts as of and for the year ended March 31, 2019 included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00 = RMB6.7112, being the spot exchange rate of U.S. dollars in effect on March 29, 2019 for cable transfers in RMB per U.S. dollar as certified for customs purposes by the Federal Reserve, the central bank of the United States of America. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on March 29, 2019 or at any other date. The U.S. dollars convenience translation is not required under U.S. GAAP.

Cash and cash equivalents

(d)         Cash and cash equivalents

Cash and cash equivalents include short-term, highly liquid investments with original maturities of three months or less. Cash and cash equivalents of the Group are mainly maintained in the PRC and are denominated in several currencies. As of March 31, 2018 and 2019, cash and cash equivalents maintained in the PRC amounted to RMB4,175,205 and RMB4,951,352 (US$737,774), respectively. The Group’s cash and cash equivalents denominated in U.S. dollars, Australian dollars, Renminbi, Hong Kong dollars and Singapore dollars are as follows:

	March 31,
	2018		2019
	Original currency	RMB	Original currency	RMB
U.S. dollars	3,332	20,800	4,229	28,205
Australian dollars	1	5	4	17
Renminbi	4,175,223	4,175,223	4,951,377	4,951,377
Hong Kong dollars	67,439	53,964	19,431	16,614
Singapore dollars	129	618	333	1,648

Cash and cash equivalents held at financial institutions located in the PRC and Hong Kong are insured up to certain amount. Management believes that these major financial institutions have high credit ratings.

Investment securities

(e)          Investment securities

Prior to the adoption of Accounting Standards Update ("ASU") No. 2016-01, Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities ("ASU 2016-01") on April 1, 2018, management determines the appropriate classification of its investment securities at the time of purchase and re-evaluates such designations at each reporting date.

Trading securities were recorded at fair value. Realized and unrealized holding gains and losses, net of the related tax effect, on trading securities are included in earnings.

Available-for-sale equity securities were recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, on available-for-sale equity securities were excluded from earnings and were reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of available-for-sale equity securities were determined on a specific-identification basis. Where the fair value of an investment in equity securities was not readily determinable, the investment was recorded at cost.

A decline in the market value of available-for-sale securities that was deemed to be other-than-temporary resulted in an impairment to reduce the carrying amount to fair value. The impairment was charged to earnings and a new cost basis for the security was established. In determining whether an impairment was other-than-temporary, the Group considered whether it had the ability and intent to hold the investment until a market price recovery and considered whether evidence indicating the cost of the investment was recoverable outweighs evidence to the contrary. Evidence considered in this assessment included the reasons for the impairment, the severity and duration of the impairment, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Upon the adoption of ASU 2016-01 on April 1, 2018, equity securities with readily determinable fair value are measured at fair values, and any changes in fair value are recognized in earnings. Where the fair value of an investment in equity securities is not readily determinable, the Group recognizes such investment in other investment, and uses the measurement alternative of cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

For equity investments measured at fair value with changes in fair value recorded in earnings, the Group does not assess whether those securities are impaired. For equity investments without readily determinable fair value, at each reporting period, the Group makes a qualitative assessment considering impairment indicators to evaluate whether the investment is impaired. Impairment indicators that the Group considers include, but are not limited to, (i) the deterioration of earnings performance, credit rating, asset quality, or business prospects of the investee, (ii) a significant adverse change in the regulatory, economic, or technological environment of the investee, (iii) a significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment's fair value and if the fair value is less than the investment's carrying value, the Group recognizes an impairment loss in other expenses equal to the difference between the carrying value and fair value.

Dividend income is recognized in other income when earned.

Accounts receivable

(f)           Accounts receivable

Accounts receivable represent amounts due from subscribers for cord blood processing and storage services, which are recognized in accordance with the Group's revenue recognition policies (Note 2(k)). Installments receivable from subscribers which are due for repayment in over one year under the deferred payment option are classified as non-current accounts receivable. Accounts receivable are stated net of allowance for doubtful accounts.

The allowance for doubtful accounts is the Group’s best estimate of losses in the Group’s accounts receivable, which is determined based on historical write-off experience, customer specific facts and economic conditions.

The Group reviews its allowances for doubtful accounts quarterly. Outstanding account balances are reviewed on a pooled basis by ageing of such balances. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group’s PRC subsidiaries are required to comply with local tax requirements on the write-offs of doubtful accounts, which allow for such write-offs only when the related account balances are aged over three years and sufficient evidence is available to prove the debtor’s inability to make payments. For financial reporting purposes, the Group's PRC subsidiaries generally record write-offs of doubtful accounts at the same time the local tax requirements for the write-offs are met. As a result, there are generally time lags between the time when a provision for doubtful accounts is recorded and the time the doubtful accounts are written off against the related allowance. The Group does not have any off-balance-sheet credit exposure related to its customers.

Inventories

(g)          Inventories

The Group collects, tests, freezes and stores donated umbilical cord blood for future transplantation or research purposes in return for a fee. Collection, testing and processing costs attributable to the processing of donated umbilical cord blood are capitalized as inventories, stated at the lower of cost or net realizable value on a weighted-average basis, and recognized as direct costs when revenue is recognized. Cost comprises direct materials, direct labor and an allocation of production overheads. Inventories that are not expected to be realized within 12 months from the balance sheet date are classified as non-current assets. Consumables and supplies are included in inventories and classified as current assets.

Property, plant and equipment

(h)          Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

Depreciation on property, plant and equipment is calculated based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Buildings	37.5 – 50 years
Leasehold improvements	Shorter of the lease term or estimated useful lives of 10 years
Machineries	5 – 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 – 5 years

No depreciation expense is provided in respect of construction-in-progress.

Depreciation of property, plant and equipment attributable to the processing of donated umbilical cord blood for future transplantation is capitalized as part of inventories, and is expensed to direct costs when revenue is recognized.

Intangible assets

(i)           Intangible assets

Intangible assets represent the operating rights to operate cord blood banks and are stated at the fair value on the date of acquisition less accumulated amortization. Where payment for an operating right is non-deductible for tax purpose, the simultaneous equations method is used to record the assigned value of the asset and the related deferred tax liability, such that the carrying amount of the asset upon initial recognition less deferred tax liability recognized equals the amount paid for the asset. Amortization expense is recognized on a straight-line basis over the estimated useful life of the operating rights of 30 years.

Impairment of long-lived assets

(j)           Impairment of long-lived assets

Long-lived assets, including property, plant and equipment and intangible assets with finite useful lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flows models, quoted market values and third-party independent appraisals, as considered necessary. No impairment of long-lived assets was recognized for the years ended March 31, 2017, 2018 and 2019.

Revenue recognition

(k)          Revenue recognition

The Group receives fees for collecting, testing, freezing and storing of cord blood units. Once the cord blood units are collected, tested, screened and successfully meet all of the required attributes, the Group freezes the units and stores them in a cryogenic freezer. Under the cord blood processing and storage agreement (the "Agreement”) signed with the customer, the Group charges separate processing fee and storage fees to the customer and such Agreement provides a storage period of eighteen years. Pursuant to the Agreement, the processing fee is non-refundable unless the cord blood is non-viable for storage, and no penalty is charged to customers for early termination of the cord blood storage service. The Group offers discount to customers from time to time.

Prior to April 1, 2018, the Group recognized revenue in accordance with Accounting Standards Codification (“ASC”) Topic 605, Revenue Recognition (“ASC 605”). The Agreement is a multiple-element arrangement, which includes (i) the processing of cord blood unit and (ii) the storage of cord blood unit. The Group accounts for the arrangement under the ASC 605-25, Revenue Recognition — Multiple-Element Arrangements. In accordance with ASC 605-25, revenue arrangements that include multiple elements are analyzed to determine whether the deliverables can be divided into separate units of accounting or treated as a single unit of accounting. The consideration received is allocated among the separate units of accounting based on their relative selling prices determined based on prices of these elements as sold on a stand-alone basis, and the applicable revenue recognition criteria are applied to each of the separate units. In an arrangement with multiple deliverables, the delivered product or service shall be considered a separate unit of accounting when the following criteria are met: (1) the delivered item or items have value to the customer on a standalone basis; and (2) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Group. Based on evaluation of the criteria, the Group has determined that the cord blood processing services and cord blood storage services are separate units. The Group considers all reasonably available information to allocate the overall arrangement fee to cord blood processing and cord blood storage services based on their relative selling prices. The Group recognizes processing fee revenue upon successful completion of processing services and when the cord blood unit meets all the required attributes for storage, and recognizes the storage fee revenues ratably over the annual storage period. Fees derived from the provision of donated cord blood for transplantation and research are recognized when the cord blood unit is delivered and the risk of loss is transferred to the recipient. The Group’s revenues are net of value-added tax collected on behalf of tax authorities at 6% on the invoiced amount in respect of the services rendered.

Effective April 1, 2018, the Group adopted the new guidance of Accounting Standards Codification ("ASC") Topic 606, Revenue from Contracts with Customers ("ASC 606"), which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. According to ASC 606, the Group recognizes revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. The Agreement includes two promised services which are (i) the processing service of cord blood unit; and (ii) the storage service of cord blood unit. As the promise to provide the processing service to subscriber is distinct from the promise to provide the storage service in the contract, two performance obligations are identified in the Agreement. The consideration expected to be received is allocated at contract inception among the performance obligations based on their relative selling prices determined based on prices of these elements as sold on a stand-alone basis, and the applicable revenue recognition criteria are applied to each of the performance obligation. The Group considers all reasonably available information to allocate the overall arrangement fee to processing and storage services based on their relative selling prices. The Group recognizes processing fee revenue when the performance obligation is satisfied at a point in time, which is upon successful completion of processing services and when the cord blood unit meets all the required attributes for storage, and recognizes the storage fee revenues ratably over the annual storage period as the performance obligation is satisfied over time. The Group believes the methodology of recognizing storage revenues over time meaningfully depicts the timing of storage services delivered to customers as it exerts the necessary efforts to deliver such services equally over time. The revenue recognition policy adopting ASC 606 is consistent with previous accounting practice.

During the years ended March 31, 2017, 2018 and 2019, the Group offered its customers three payment options:

(i)	Payment of the processing fee upon delivery of the cord blood unit to the Group’s premises for processing and the annual storage fee in advance at the beginning of each annual period;

(ii)	Payment of the processing fee upon delivery of the cord blood unit to the Group’s premises for processing and an upfront payment of storage fees for a period of eighteen years; and

(iii)

Payment of the processing fee by installment over multiple periods and the annual storage fee in advance at the beginning of each annual period or an upfront payment of storage fees for a period of eighteen years paid by several installments. Certain installment option includes an initial processing fee payment upon delivery of the cord blood unit to the Group’s premises for processing and an incremental annual payment for the consecutive periods, representing a surcharge to the total amount of processing fees payable under payment options (i) and (ii).

Under payment option (iii), the period between fulfillment of the performance obligation of processing services and the receipt of payment is greater than a year, and a significant financing component is present. The promised amount of consideration is discounted to present value based on a discount rate reflective of a separate financing transaction between the customer and the Group, at contract inception. The significant financing component is recorded as a reduction to revenue and accounts receivable initially, with such accounts receivable discount amortized to interest income over the period to receipt of payment. Installments due for payment beyond one year are classified as non-current accounts receivable.

When payment from customers occurs prior to revenue recognition, a contract liability is recorded as deferred revenue on the consolidated balance sheet.

Fees derived from the provision of donated cord blood for transplantation and research are recognized upon the satisfaction of its performance obligation, which is to transfer the control of the promised cord blood unit to the recipient. The transfer of control of the cord blood unit is satisfied at a point in time, which is the delivery of the cord blood unit to the recipient and evidenced by signed acknowledgements.

The Group’s revenues are net of value-added tax collected on behalf of tax authorities at 6% on the invoiced amount in respect of the services rendered.

Research and development costs

(l)           Research and development costs

Research and development costs are incurred for research activities conducted to enhance collection and storage technologies, and measures to improve the results in umbilical cord blood stem cells extraction and separation. They also include research expenses on the use of cord blood stem cells in different medical treatments. Research and development costs are expensed as incurred.

Advertising costs

(m)         Advertising costs

Advertising costs are expensed as incurred and included in sales and marketing expenses in the consolidated statements of comprehensive income in the amount of RMB32,331,  RMB37,424 and RMB39,586 (US$5,898) for the years ended March 31, 2017, 2018 and 2019, respectively.

Employee benefits

(n)          Employee benefits

Contributions to employee benefits (which are defined contribution plans) are charged to the consolidated statements of comprehensive income when the related employee service is provided. The Group does not have any defined benefit plans.

Debt issuance costs

(o)          Debt issuance costs

Costs incurred by the Group that are directly attributable to the issuance of the convertible notes are deferred and charged to the consolidated statements of comprehensive income using an effective interest rate method from the date the convertible notes were issued to the earliest date the holders of the convertible notes can demand payment, which is five years.

Income taxes

(p)          Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, tax loss carry forwards and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date.

The Group recognizes in the consolidated financial statements the impact of a tax position if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

A deferred tax liability is not recognized for the excess of the Group's financial statements carrying amount over the tax base of its investment in a foreign subsidiary, if the subsidiary has invested or will invest the undistributed earnings indefinitely.

Commitments and contingencies

(q)          Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims that relate to a wide range of matters, including, among others, product liability. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Earnings per share

(r)           Earnings per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income attributable to ordinary shareholders is allocated between ordinary shares and participating securities based on contractual participating rights of security to share in undistributed earnings as if all of the earnings had been distributed.

Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders, as adjusted to exclude any income or expenses related to dilutive ordinary equivalents shares by the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period. Dilutive potential ordinary shares consist of (i) the ordinary shares issuable upon the conversion of the convertible notes applying the if-converted method; (ii) the ordinary shares issuable upon the vesting of the restricted share units (“RSU”) scheme applying the treasury stock method; and (iii) the ordinary shares issuable as scrip dividend. Dilutive potential ordinary shares in the diluted earnings per share computation are excluded to the extent that their effect is anti-dilutive.

Share-based compensation

(s)           Share-based compensation

The Group recognizes share-based payments as compensation cost and measures such cost based on the grant date fair value of the equity instrument issued. Compensation expense is recognized on a straight-line basis over the requisite service period, which is generally the vesting period.

Segment reporting

(t)           Segment reporting

The Group has one operating segment, as defined by ASC Topic 280, Segment Reporting, which is processing and storage of cord blood units. All of the Group’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

Fair value measurement

(u)          Fair value measurement

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

See Note 22 to the consolidated financial statements.

Recently issued accounting standards

(v)          Recently issued accounting standards

Recently adopted pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09"), to supersede nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. This guidance was originally effective for annual reporting and interim periods beginning after December 15, 2016 with early adoption not permitted. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date (“ASU 2015-14”), which defers the effective date of ASU 2014-09 to fiscal years and interim reporting periods beginning after December 15, 2017 and permits early adoption as early as the original effective date of ASU 2014-09. The new revenue standard may be applied retrospectively to each prior period presented ("full retrospective method") or retrospectively with the cumulative effect recognized as of the date of adoption ("modified retrospective method"). The Company applied the modified retrospective method to those contracts that are not completed contracts on April 1, 2018 upon the adoption of ASU 2014-09. Results for reporting periods beginning after April 1, 2018 are presented under the new revenue recognition, while prior period amounts are not adjusted and continue to be reported in accordance with ASC 605. The adoption of this new revenue standard did not impact retained earnings as of April 1, 2018 and there are no changes between the reported results for the year ended March 31, 2019 under Topic 606 and those would have been reported under Topic 605.

In January 2016, the FASB issued ASU 2016-01 which amends certain aspects of recognition, measurement, presentation and disclosure of financial statements. ASU 2016-01 requires all equity investments to be measured at fair value with changes in fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investees). ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. To further clarify ASU 2016-01, the FASB issued ASU 2018-03, Technical Corrections and Improvements to Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2018-03”), in February 2018. ASU 2018-03 requires application of a prospective transition approach only for those equity investments for which the new measurement alternative is being applied. Additionally, if an entity voluntarily discontinues using the measurement alternative, the investment and all identical or similar investments of the same issuer must be measured at fair value. Public business entities with fiscal years beginning between December 15, 2017 and June 15, 2018, were not required to adopt these amendments until the interim period beginning after June 15, 2018. Early adoption was permitted. For equity securities that are accounted for under the fair value method, the adoption of these amendments is by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The adoption of this new standard adjusted the cumulative effect of change in fair value of equity securities of RMB62,316  (US$9,285) as of April 1, 2018 from accumulated other comprehensive losses to retained earnings. Decrease in fair value of equity securities of RMB57,125  (US$8,512) for the year ended March 31, 2019 was recognized as other expenses through net income.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”), which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. ASU 2016-15 was effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption was permitted. The Company adopted ASU 2016-15 on April 1, 2018 and concluded that no impact on its consolidated financial statements as a result of the adoption of this guidance.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown in the statement of cash flows. ASU 2016-18 was effective for fiscal years beginning after December 15, 2017, and interim period within those fiscal years. Early adoption was permitted, including adoption in an interim period. The standard is applied using a retrospective transition method to each period presented. The Company adopted ASU 2016-18 on April 1, 2018 and concluded that no impact on its consolidated financial statements as a result of the adoption of this guidance.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (“ASU 2017-01”), which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. ASU 2017-01 was effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption was permitted. ASU 2017-01 is applied prospectively on or after the effective date. The Company adopted ASU 2017-01 on April 1, 2018 and concluded that no impact on its consolidated financial statements as a result of the adoption of this guidance.

Unadopted pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) and subsequent amendments to the initial guidance including ASU No. 2017-13, ASU No. 2018-10, ASU No. 2018-11, ASU No. 2018-20, and ASU No. 2019-01 (collectively, “Topic 842”). Topic 842 requires companies to generally recognize on the balance sheet operating and financing lease liabilities and corresponding right-of-use assets. The standard is effective for publicly-traded companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted. At adoption, this update will be applied using a modified retrospective transition approach, with an option to use certain transition relief. The Company expects that the adoption of Topic 842 would result in the recognition of the right-of-use assets and the lease liabilities for operating lease as of April 1, 2019 of approximately RMB6,890 and RMB5,765, respectively.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326) (“ASU 2016-13”) and subsequent amendments to the initial guidance including ASU No. 2018-19, ASU No. 2019-04, and ASU No. 2019-05 (collectively, “Topic 326”). Topic 326 requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This standard is effective for annual and interim periods beginning after December 15, 2019 and early adoption is permitted for annual and interim periods beginning after December 15, 2018. The Company is currently evaluating the impact of adopting ASU 2016-13 on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the disclosure requirements of fair value measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures upon the issuance of ASU 2018-13 and delay adoption of the additional disclosures until their effective date. The Company does not expect the adoption of this standard will have material impact on its consolidated financial statements.